Income Tax Expense - Schedule of Deferred Tax Assets and Liabilities (Details) - The Flash Business of Western Digital Corporation [Member] - USD ($) $ in Millions	Jun. 28, 2024	Jun. 30, 2023
Deferred tax assets:
Sales related reserves and accrued expenses not currently deductible	$ 45	$ 56
Accrued compensation and benefits not currently deductible	17	7
Other current accruals	17	19
Net operating loss carryforward	19	15
Share based compensation	17	17
Long-lived assets	15	28
Lease liability	45	28
Unrealized gain (loss)	67	44
Other	8	1
Total deferred tax assets	250	215
Components of Deferred Tax Liabilities [Abstract]
Intangible assets	(3)	(13)
Foreign withholding tax	(86)	(93)
Right-of-use asset	(43)	(26)
Deferred income	(8)	(3)
Other	(2)	(6)
Total deferred tax liabilities	(142)	(141)
Valuation allowances	(27)	(26)
Deferred tax assets, net	$ 81	$ 48